Income Tax (Details Narrative) (Brooklyn ImmunoTherapeutics, LLC) (10-K) - Brooklyn Immunotherapeutics, LLC [Member] - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Nov. 05, 2018	Dec. 31, 2019
Successor [Member]
Operating loss carryforward			$ 10,941,526
Deferred tax effective tax rate	0.00%		0.00%
Predecessor [Member]
Deferred tax effective tax rate		0.00%